Inventories, net - Allowance for obsolescence of material and supplies (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory, net
Opening balance	$ 6,098	$ 7,515	$ 7,076
Provision for impairment of materials and supplies	1,459	1,898	1,887
Reversal of provision for impairment of materials and supplies	(962)	(3,315)	(1,448)
Ending balance	$ 6,595	$ 6,098	$ 7,515